Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table summarizes the compensation paid by the Company to non-employee directors for the calendar year that ended December 31, 2024:

Name	Fees Earned or Paid in Cash ($)[1]	Stock Awards ($)[2]	All Other Compensation ($)	Total ($)
Manuel P. Alvarez	133,768	133,732		267,500
Molly Campbell	133,768	133,732		267,500
Archana Deskus	133,768	133,732		267,500
Serge Dumont	133,768	133,732		267,500
Rudolph I. Estrada[3] (retired)	158,768	133,732		292,500
Mark Hutchins	161,268	133,732		295,000
Paul H. Irving	156,268	133,732		290,000
Sabrina Kay	133,768	133,732		267,500
Jack C. Liu	161,268	133,732		295,000
Lester M. Sussman	201,268	133,732		335,000
1.	Annual cash retainers were paid to directors in June 2024 for service from May 2024 to May 2025.

2.	The Company granted 1,818 shares of the Company’s common stock to each non-employee director on May 28, 2024. The grant date fair value is based on the number of shares granted and the closing price of the Company’s stock on the grant date. The closing price of the Company’s common stock was $73.56 on May 28, 2024. The grant date fair values are computed in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 718, Compensation—Stock Compensation. See the Company’s Annual Report on Form 10-K, Note 1 - Summary of Significant Accounting Policies, on the Company’s accounting for share-based compensation plans.

3.	Mr. Estrada retired from the Company’s Board on March 3, 2025.

Manuel P. Alvarez [Member]
Awards Close in Time to MNPI Disclosures
Name	Manuel P. Alvarez
Underlying Securities	133,732	[1]
Molly Campbell [Member]
Awards Close in Time to MNPI Disclosures
Name	Molly Campbell
Underlying Securities	133,732	[1]
Archana Deskus [Member]
Awards Close in Time to MNPI Disclosures
Name	Archana Deskus
Underlying Securities	133,732	[1]
Serge Dumont [Member]
Awards Close in Time to MNPI Disclosures
Name	Serge Dumont
Underlying Securities	133,732	[1]
Rudolph I. Estrada [Member]
Awards Close in Time to MNPI Disclosures
Name	Rudolph I. Estrada	[2]
Underlying Securities	133,732	[1],[2]
Mark Hutchins [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark Hutchins
Underlying Securities	133,732	[1]
Paul H. Irving [Member]
Awards Close in Time to MNPI Disclosures
Name	Paul H. Irving
Underlying Securities	133,732	[1]
Sabrina Kay [Member]
Awards Close in Time to MNPI Disclosures
Name	Sabrina Kay
Underlying Securities	133,732	[1]
Jack C. Liu [Member]
Awards Close in Time to MNPI Disclosures
Name	Jack C. Liu
Underlying Securities	133,732	[1]
Lester M. Sussman [Member]
Awards Close in Time to MNPI Disclosures
Name	Lester M. Sussman
Underlying Securities	133,732	[1]

[1]	The Company granted 1,818 shares of the Company’s common stock to each non-employee director on May 28, 2024. The grant date fair value is based on the number of shares granted and the closing price of the Company’s stock on the grant date. The closing price of the Company’s common stock was $73.56 on May 28, 2024. The grant date fair values are computed in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 718, Compensation—Stock Compensation. See the Company’s Annual Report on Form 10-K, Note 1 - Summary of Significant Accounting Policies, on the Company’s accounting for share-based compensation plans.
[2]	Mr. Estrada retired from the Company’s Board on March 3, 2025.